UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [   ];      Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Peter Hwang Fang
Address:          P.O. Box 1655
                  Lafayette, CA 94549


Form 13F File Number: 028-11832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter H. Fang
Title:            Owner
Phone:            (925) 408-5276

Signature, Place, and Date of Signing:

 /s/Peter Fang             Lafayette, California            February 5, 2009
 ----------------          ---------------------            ----------------
   Signature                    City, State                       Date


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                          0
                                                --------------------------------

Form 13F Information Table Entry Total:                                    12
                                                --------------------------------

Form 13F Information Table Value Total:                               $95,809
                                                --------------------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.       13F File Number                  Name
---       ---------------                  ----

          NONE

                                          Peter Hwang Fang
                                              FORM 13F
                                               Public
                                             12/31/2008


                          TITLE                   VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER          OF CLASS      CUSIP     (X$1,000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS SOLE   SHARED  NONE
---------------------  ----------  -----------  ----------  -------- ---- ----- -------- -------- -----  ------  ----

Alcon Inc		COM SHS	   H01301 10 2	     445       5,000  SH	 SOLE		    5,000 	  5,000
Apple inc.		COM	   037833 10 0	   8,519      99,815  SH	 SOLE		   99,815 	 99,815
Berkshire Hathaway
  Inc - Del		CL A	   084670 10 8	  14,490 	 150  SH	 SOLE		      150 	    150
Berkshire Hathaway
  Inc - Del		CL B	   084670 20 7	  23,687       7,370  SH	 SOLE		    7,370 	  7,370
Chesapeake Energy Corp	COM	   165167 10 7	   5,206     321,981  SH	 SOLE		  321,981       321,981
Daily Journal Corp	COM	   233912 10 4	     283       8,100  SH	 SOLE		    8,100 	  8,100
Hansen Medical Inc	COM	   411307 10 1	   1,412     195,602  SH	 SOLE		  195,602 	195,602
Ingersoll-Rand
  Company Ltd		CL A	   G4776G 10 1	   6,060     349,317  SH	 SOLE		  349,317 	349,317
Intuitive Surgical Inc.	COM	   46120E 60 2	   7,936      62,500  SH	 SOLE		   62,500 	 62,500
Mercury Genl Corp New	COM	   589400 10 0	   3,903      84,885  SH	 SOLE		   84,885 	 84,885
Mueller Wtr Prods Inc	COM SER B  624758 20 7	   3,328     394,394  SH	 SOLE		  394,394 	394,394
Wesco Finl Corp		COM	   950817 10 6	  20,540      71,346  SH	 SOLE		   71,346 	 71,346

         REPORT SUMMARY 	   12 Records	  95,809   1,600,460
